Staff costs (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Staff costs
Wages and salaries	€ (46,677)	€ (34,857)	€ (33,676)
Social security costs	(9,081)	(7,328)	(7,328)
Pension costs	(2,175)	(1,728)	(1,456)
Other personnel costs	(16,465)	(9,617)	(4,574)
Total personnel costs	(74,398)	(53,530)	(47,034)
Costs for warrants granted	€ 11,800	€ 6,600	€ 2,900